Other operating income, net	12 Months Ended
Dec. 31, 2021
Other operating income, net
Other operating income, net

29. Other operating income, net

	2021	2020	2019
		Re-presented	Re-presented
Other operating income, net:
Commercial partnerships (1)	25,511	19,469	40,816
Merchandising (2)	33,144	25,703	44,396
Extraordinary tax credits (3)	213,183	136,561	110,090
Property rental (4)	26,026	24,825	26,622
Revenue from miscellaneous services (administrative, commercial and IT services)	96,742	91,726	97,829
Contractual fine and gas voucher	10,332	9,685	15,902
Others	40,898	13,416	20,580
	445,836	321,385	356,235
Other operating expenses, net:
Property rental (4)	(116,744)	(92,117)	(92,199)
Taxes on other operating income (5)	(23,416)	(24,929)	(42,533)
Fines for tax infractions	(3,702)	(5,692)	(4,680)
Decarbonization obligation (6)	(161,281)	(124,287)	(65,539)
Others	(44,527)	(10,326)	(11,255)
	(349,670)	(257,351)	(216,206)
Other operating income, net	96,166	64,034	140,029

(1)	Refers to contracts with service providers and suppliers, which establish trade agreements for convenience stores and gas stations.

(2)	Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.

(3)	Refers substantially to PIS and COFINS credits (see Note 8.a.3), recorded in 2021.

(4)	Refers to Ipiranga’s income and expenses with property rentals and sublease, especially for establishment of own gas stations, linked to contractual requirements for the preservation of the brand.

(5)	Refers substantially to ICMS, ISS, PIS and COFINS.

(6)	Refers to the obligation adopted by the RenovaBio to set decarbonization targets for its sector.